EMPLOYMENT (Schedule of Employment Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Wages and salaries	$ 23,608	$ 26,561	$ 26,187
Social welfare costs	2,036	2,403	2,195
Pension costs	352	352	447
Share-based payments	1,755	1,100	792
Restructuring Cost	274	270	388
Recognition of contingent asset	0	0	(1,316)
Employment Costs	$ 28,025	$ 30,686	$ 28,693